Segment and Geographic Area Information - Schedule of Operating Results of Reportable Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Sales	$ 8,252	$ 7,430	$ 6,640
Restructuring and other charges (credits)	84	21	23
Provision for depreciation and amortization	283	277	272
Capital expenditures	453	321	219
Total assets	11,179	10,519
Engine Products
Segment Reporting Information [Line Items]
Sales	4,242	3,671	3,222
Fastening Systems
Segment Reporting Information [Line Items]
Sales	1,745	1,576	1,349
Engineered Structures
Segment Reporting Information [Line Items]
Sales	1,226	1,129	922
Forged Wheels
Segment Reporting Information [Line Items]
Sales	1,039	1,054	1,147
Operating segments
Segment Reporting Information [Line Items]
Sales	8,287	7,465	6,667
Segment Adjusted cost of goods sold	5,472	5,170	4,781
Other segment items	308	286	299
Segment Adjusted EBITDA	2,507	2,009	1,587
Restructuring and other charges (credits)	83	19	20
Provision for depreciation and amortization	277	270	262
Capital expenditures	440	310	205
Total assets	10,410	9,913	9,816
Operating segments | Engine Products
Segment Reporting Information [Line Items]
Sales	4,250	3,677	3,229
Segment Adjusted cost of goods sold	2,723	2,451	2,262
Other segment items	111	97	96
Segment Adjusted EBITDA	1,416	1,129	871
Restructuring and other charges (credits)	88	1	(2)
Provision for depreciation and amortization	144	138	129
Capital expenditures	316	216	111
Total assets	5,543	5,066	4,856
Operating segments | Fastening Systems
Segment Reporting Information [Line Items]
Sales	1,746	1,577	1,349
Segment Adjusted cost of goods sold	1,098	1,061	959
Other segment items	118	110	112
Segment Adjusted EBITDA	530	406	278
Restructuring and other charges (credits)	0	5	1
Provision for depreciation and amortization	48	47	46
Capital expenditures	52	26	31
Total assets	2,761	2,711	2,749
Operating segments | Engineered Structures
Segment Reporting Information [Line Items]
Sales	1,252	1,157	942
Segment Adjusted cost of goods sold	951	934	764
Other segment items	36	36	49
Segment Adjusted EBITDA	265	187	129
Restructuring and other charges (credits)	(4)	12	21
Provision for depreciation and amortization	43	43	48
Capital expenditures	36	23	27
Total assets	1,415	1,435	1,487
Operating segments | Forged Wheels
Segment Reporting Information [Line Items]
Sales	1,039	1,054	1,147
Segment Adjusted cost of goods sold	700	724	796
Other segment items	43	43	42
Segment Adjusted EBITDA	296	287	309
Restructuring and other charges (credits)	(1)	1	0
Provision for depreciation and amortization	42	42	39
Capital expenditures	36	45	36
Total assets	691	701	724
Inter-segment sales
Segment Reporting Information [Line Items]
Sales	(35)	(35)	(27)
Inter-segment sales | Engine Products
Segment Reporting Information [Line Items]
Sales	(8)	(6)	(7)
Inter-segment sales | Fastening Systems
Segment Reporting Information [Line Items]
Sales	(1)	(1)	0
Inter-segment sales | Engineered Structures
Segment Reporting Information [Line Items]
Sales	(26)	(28)	(20)
Inter-segment sales | Forged Wheels
Segment Reporting Information [Line Items]
Sales	$ 0	$ 0	$ 0